Offerings - Offering: 1	Nov. 14, 2025 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	4,043,142
Proposed Maximum Offering Price per Unit	1.43
Maximum Aggregate Offering Price	$ 5,781,693
Offering Note
(1)

Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers an indeterminate number of additional shares of the Registrant’s common stock that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act. The price per share and aggregate offering price are based on the average of the high ($1.47) and low ($1.39) prices of the Registrant’s common stock as reported on the Nasdaq Capital Market on November 10, 2025.